UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             March 31, 2007
                                               ---------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Cedar Hill Capital Partners, LLC
             ----------------------------------------------
Address:             445 Park Avenue, 5th Floor
             ----------------------------------------------
                     New York, New York 10022
             ----------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Frank J. Paone
             ----------------------------------------------
Title:               Chief Financial Officer
             ----------------------------------------------
Phone:               (212) 821-1491
             ----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ FRANK J. PAONE               New York, NY            May 15, 2007
  ---------------------------   ---------------------   ------------------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          --------------------------
Form 13F Information Table Entry Total:             32
                                          --------------------------
Form 13F Information Table Value Total:             58,037
                                          --------------------------
                                                    (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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

                           FORM 13F INFORMATION TABLE

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      Column 1                   Column 2   Column 3     Column 4        Column 5       Column 6    Column 7         Column 8
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                                  TITLE                   VALUE    SHARES/  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER                OF CLASS    CUSIP       (x1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME MTG INVT CORP         PUT     02660R107         68      1,000  SH   PUT     SOLE                   1,000
AUTOMATIC DATA PROCESSING INC       CALL    053015903         40      1,000  SH  CALL     SOLE                   1,000
BANKATLANTIC BANCORP INC            CL A    065908501      2,568    234,300  SH           SOLE                 234,300
H&R BLOCK INC                       COM     093671105      4,208    200,000  SH           SOLE                 200,000
H&R BLOCK INC                       CALL    093671905        315      2,000  SH  CALL     SOLE                   2,000
H&R BLOCK INC                       CALL    093671905         38      5,000  SH  CALL     SOLE                   5,000
H&R BLOCK INC                       CALL    093671905        200      5,000  SH  CALL     SOLE                   5,000
BROOKFIELD HOMES CORP               COM     112723101         20        612  SH           SOLE                     612
DOLLAR FINANCIAL CORP               COM     256664103      7,157    282,880  SH           SOLE                 282,880
E*TRADE FINANCIAL CORPORATION       COM     269246104      3,183    150,000  SH           SOLE                 150,000
EMPLOYERS HOLDINGS INC              COM     292218104      2,667    133,205  SH           SOLE                 133,205
EUROBANCSHARES INC                  COM     298716101      3,662    404,168  SH           SOLE                 404,168
FIRST DATA CORP                     CALL    319963904        315      3,000  SH  CALL     SOLE                   3,000
FIRST DATA CORP                     CALL    319963904         80      2,000  SH  CALL     SOLE                   2,000
FIRST HORIZON NATIONAL CORP         PUT     320517955        380      4,000  SH   PUT     SOLE                   4,000
FIRST MIDWEST BANCORP INC DEL       COM     320867104      1,103     30,000  SH           SOLE                  30,000
FREMONT GENERAL CORP                COM     357288109        866    125,000  SH           SOLE                 125,000
FRIEDMAN BILLINGS RAMSEY GRO        CALL    358434908        124      5,500  SH  CALL     SOLE                   5,500

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

                           FORM 13F INFORMATION TABLE

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      Column 1                   Column 2   Column 3     Column 4        Column 5       Column 6    Column 7         Column 8
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                                  TITLE                   VALUE    SHARES/  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER                OF CLASS    CUSIP       (x1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
INDYMAC BANCORP INC                 COM     456607100        256      8,000  SH           SOLE                   8,000
INVESTOOLS INC                      COM     46145P103      2,782    200,148  SH           SOLE                 200,148
KNIGHT CAPITAL GROUP INC            CL A    499005106      2,376    150,000  SH           SOLE                 150,000
MCGRAW HILL COS INC                 PUT     580645959        100      1,000  SH   PUT     SOLE                   1,000
NASDAQ STOCK MARKET INC             COM     631103108      3,823    130,000  SH           SOLE                 130,000
NELNET INC                          CL A    64031N108      5,633    235,000  SH           SOLE                 235,000
NOVASTAR FINANCIAL INC              COM     669947400        102     20,458  SH           SOLE                  20,458
POPULAR INC                         PUT     733174956         16      1,250  SH   PUT     SOLE                   1,250
WASHINGTON MUT INC                  PUT     939322953         38      1,000  SH   PUT     SOLE                   1,000
WASHINGTON MUT INC                  PUT     939322953        195      2,000  SH   PUT     SOLE                   2,000
WINTRUST FINANCIAL CORP             COM     97650W108      1,160     26,000  SH           SOLE                  26,000
MAX RE CAPITAL LTD                  COM     G6052F103      5,860    230,000  SH           SOLE                 230,000
PLATINUM UNDERWRITERS HLDGS         COM     G7127P100      4,170    130,000  SH           SOLE                 130,000
WHITE MTNS INS GROUP LTD            COM     G9618E107      4,532      8,000  SH           SOLE                   8,000

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